Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Company’s long-term investments consisted of the following:
	As of June 30, 2026	As of December 31, 2025
Equity investments accounted for using the equity method	$11,366	$8,873

Schedule of Movement of Equity Method Investment

Movement of equity method investment

	For the Six Months Ended June 30, 2026	Year Ended December 31, 2025
Beginning balance	$8,873	$1,900
Addition	2,176	6,860
Share of income in equity method investees	7	(41)
Foreign currency translation adjustment	310	154
Ending balance	$11,366	$8,873